Unaudited Condensed Consolidated Statements of Changes in Shareholders’ Deficit - USD ($)	Ordinary Shares Class A	Ordinary Shares Class B	Additional Paid-in Capital	Retained Earnings (Accumulated Deficit)	Total
Balance at Dec. 31, 2021		$ 575		$ (5,484,631)	$ (5,484,056)
Balance (in Shares) at Dec. 31, 2021		5,750,000
Proceeds from Initial Public Offering allocated to Public Warrants, net of offering costs			1,181,250		1,181,250
Issuance of Private Placement Warrants			780,000		780,000
Forfeiture of Class B Shares by Sponsor		$ (13)		13
Forfeiture of Class B Shares by Sponsor (in Shares)		(125,000)
Accretion of Class A ordinary shares to redemption amount			(912,664)	(1,529,830)	(2,442,494)
Initial accretion of Class A ordinary shares from issuance of over-allotment warrants			(1,048,586)	(1,757,664)	(2,806,250)
Forgiveness of deferred underwriting fee payable				7,432,250	7,432,250
Net income (loss)				1,502,550	1,502,550
Balance at Dec. 31, 2022		$ 562		162,688	163,250
Balance (in Shares) at Dec. 31, 2022		5,625,000
Accretion of Class A ordinary shares to redemption amount				(2,328,946)	(2,328,946)
Net income (loss)				1,110,240	1,110,240
Balance at Mar. 31, 2023		$ 562		(1,056,018)	(1,055,456)
Balance (in Shares) at Mar. 31, 2023		5,625,000
Balance at Dec. 31, 2022		$ 562		162,688	163,250
Balance (in Shares) at Dec. 31, 2022		5,625,000
Net income (loss)					2,931,022
Balance at Sep. 30, 2023	$ 337	$ 225		(3,118,708)	(3,118,144)
Balance (in Shares) at Sep. 30, 2023	3,375,000	2,250,000
Balance at Dec. 31, 2022		$ 562		162,688	163,250
Balance (in Shares) at Dec. 31, 2022		5,625,000
Conversion of Founder Shares to Class A Ordinary Shares	$ 337	$ (337)
Conversion of Founder Shares to Class A Ordinary Shares (in Shares)	3,375,000	(3,375,000)
Accretion of Class A ordinary shares to redemption amount				(6,501,789)	(6,501,789)
Net income (loss)				3,416,614	3,416,614
Balance at Dec. 31, 2023	$ 337	$ 225		(2,922,487)	(2,921,925)
Balance (in Shares) at Dec. 31, 2023	3,375,000	2,250,000
Balance at Mar. 31, 2023		$ 562		(1,056,018)	(1,055,456)
Balance (in Shares) at Mar. 31, 2023		5,625,000
Conversion of Founder Shares to Class A Ordinary Shares	$ 337	$ (337)
Conversion of Founder Shares to Class A Ordinary Shares (in Shares)	3,375,000	(3,375,000)
Accretion of Class A ordinary shares to redemption amount				(2,685,418)	(2,685,418)
Net income (loss)				1,472,815	1,472,815
Balance at Jun. 30, 2023	$ 337	$ 225		(2,268,621)	(2,268,059)
Balance (in Shares) at Jun. 30, 2023	3,375,000	2,250,000
Accretion of Class A ordinary shares to redemption amount				(1,198,052)	(1,198,052)
Net income (loss)				347,967	347,967
Balance at Sep. 30, 2023	$ 337	$ 225		(3,118,708)	(3,118,144)
Balance (in Shares) at Sep. 30, 2023	3,375,000	2,250,000
Balance at Dec. 31, 2023	$ 337	$ 225		(2,922,487)	(2,921,925)
Balance (in Shares) at Dec. 31, 2023	3,375,000	2,250,000
Accretion of Class A ordinary shares to redemption amount				(309,906)	(309,906)
Contribution from Sponsor of shares to be issued under non-redemption agreements			326,773		326,773
Finance cost of shares to be issued under non-redemption agreements			(326,773)		(326,773)
Net income (loss)				(91,069)	(91,069)
Balance at Mar. 31, 2024	$ 337	$ 225		(3,323,462)	(3,322,900)
Balance (in Shares) at Mar. 31, 2024	3,375,000	2,250,000
Balance at Dec. 31, 2023	$ 337	$ 225		(2,922,487)	(2,921,925)
Balance (in Shares) at Dec. 31, 2023	3,375,000	2,250,000
Net income (loss)					(523,757)
Balance at Sep. 30, 2024	$ 337	$ 225		(4,109,365)	(4,108,803)
Balance (in Shares) at Sep. 30, 2024	3,375,000	2,250,000
Balance at Mar. 31, 2024	$ 337	$ 225		(3,323,462)	(3,322,900)
Balance (in Shares) at Mar. 31, 2024	3,375,000	2,250,000
Accretion of Class A ordinary shares to redemption amount				(173,957)	(173,957)
Net income (loss)				(355,510)	(355,510)
Balance at Jun. 30, 2024	$ 337	$ 225		(3,852,929)	(3,852,367)
Balance (in Shares) at Jun. 30, 2024	3,375,000	2,250,000
Accretion of Class A ordinary shares to redemption amount				(179,258)	(179,258)
Net income (loss)				(77,178)	(77,178)
Balance at Sep. 30, 2024	$ 337	$ 225		$ (4,109,365)	$ (4,108,803)
Balance (in Shares) at Sep. 30, 2024	3,375,000	2,250,000